Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 79.6%
	AEROSPACE & DEFENSE - 3.7%
1,514,000	General Dynamics Corp., 3M Libor + 0.29% #	2.021	5/11/2020	$1,513,914
303,000	Lockheed Martin Corp.	2.500	11/23/2020	304,825
74,000	Northrop Grumman Corp.	2.080	10/15/2020	74,402
				1,893,141
	AUTOMOBILES MANUFACTURING - 6.8%
751,000	American Honda Finance Corp., 3M Libor + 0.27% #	1.405	7/20/2020	750,346
1,213,000	General Motors Co., Inc., 3M Libor + 0.80% #	2.542	8/7/2020	1,204,027
1,486,000	Toyota Motor Credit Corp., 3M Libor + 0.17% #	1.059	9/18/2020	1,484,228
				3,438,601
	BANKS - 6.9%
433,000	Citibank NA, 3M Libor + 0.32% #	2.083	5/1/2020	433,000
363,000	Citibank NA	2.125	10/20/2020	364,544
452,000	Citibank NA, 3M Libor + 0.57% #	1.613	7/23/2021	449,478
1,045,000	PNC Bank NA, 3M Libor + 0.36% #	2.053	5/19/2020	1,045,059
250,000	US Bank NA, 3M Libor + 0.25% #	1.270	7/24/2020	249,838
13,000	Wells Fargo Bank NA, 3M Libor + 0.88% #	1.978	7/22/2020	13,014
133,000	Wells Fargo Bank NA	2.500	3/4/2021	134,472
844,000	Wells Fargo Bank NA, 3M Libor + 1.34% #	2.594	3/4/2021	846,402
				3,535,807
	BIOTECHNOLOGY - 1.4%
687,000	Amgen, Inc. 3M Libor + 0.45% #	2.181	5/11/2020	687,190

	CABLE & SATELLITE - 2.3%
1,190,000	Comcast Corp. 3M Libor + 0.33% #	1.763	10/1/2020	1,190,749

	COMMUNICATIONS EQUIPMENT - 2.3%
268,000	Apple, Inc., 3M Libor + 0.07% #	1.801	5/11/2020	268,047
886,000	Cisco Systems, Inc.	2.450	6/15/2020	887,833
				1,155,880
	CONSTRUCTION MATERIALS MANUFACTURING - 1.1%
568,000	Martin Marietta Materials, Inc., 3M Libor + 0.65% #	2.333	5/22/2020	568,239

	CONSUMER FINANCE - 5.1%
1,134,000	American Express Co., 3M Libor + 0.53% #	2.217	5/17/2021	1,128,517
1,111,000	Capital One Financial Corp., 3M Libor + 0.76% #	2.473	5/12/2020	1,110,867
367,000	Capital One Financial Corp., 3M Libor + 0.45% #	2.220	10/30/2020	366,038
				2,605,422
	DIVERSIFIED BANKS - 5.9%
534,000	Bank of America Corp.	5.625	7/1/2020	538,036
259,000	Bank of America Corp., 3M Libor + 0.63% #	2.328	10/1/2021	259,412
60,000	Citigroup, Inc.	2.650	10/26/2020	60,424
100,000	JPMorgan Chase & Co.	2.295	8/15/2021	100,335
1,176,000	JPMorgan Chase & Co., 3M Libor + 1.21% #	2.046	10/29/2020	1,179,208
843,000	Royal Bank of Canada, 3M Libor + 0.39% #	2.159	4/30/2021	842,230
				2,979,645
	ENTERTAINMENT CONTENT - 0.5%
244,000	The Walt Disney Co., 3M Libor + 0.19% #	1.504	6/5/2020	244,125

	FINANCIAL SERVICES - 4.7%
1,170,000	Goldman Sachs Group, Inc. 3M Libor + 1.20% #	1.941	9/15/2020	1,171,627
37,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	37,439
222,000	Morgan Stanley	2.800	6/16/2020	222,409
255,000	Morgan Stanley, 3M Libor + 0.98% #	1.721	6/16/2020	255,118
487,000	Morgan Stanley, 3M Libor + 1.40% #	2.509	4/21/2021	488,733
201,000	Morgan Stanley	5.500	7/28/2021	210,940
				2,386,266
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	FOOD & BEVERAGE - 4.5%
1,006,000	Campbell Soup Co.	3.300	3/15/2021	$1,020,031
297,000	Coca-Cola Co.	1.875	10/27/2020	298,531
350,000	General Mills, Inc. 3M Libor + 0.54% #	1.716	4/16/2021	348,193
612,000	General Mills, Inc.	3.200	4/16/2021	622,670
				2,289,425
	GOVERNMENT REGIONAL - 2.4%
1,204,000	Province of Ontario Canada	1.875	5/21/2020	1,204,746

	HEALTHCARE FACILITIES & SERVICES - 1.2%
594,000	Quest Diagnostics, Inc	4.700	4/1/2021	610,932

	HOMEBUILDERS - 0.5%
242,000	DR Horton, Inc.	2.550	12/1/2020	241,257

	MACHINERY MANUFACTURING - 3.9%
1,123,000	Caterpillar Financial Services Corp., 3M Libor + 0.18% #	1.872	5/15/2020	1,122,982
874,000	Caterpillar Financial Services Corp., 3M Libor + 0.25% #	1.897	8/26/2020	874,018
				1,997,000
	MANAGED CARE - 2.4%
630,000	Anthem, Inc.	4.350	8/15/2020	635,344
250,000	UnitedHealth Group, Inc.	2.700	7/15/2020	250,804
267,000	UnitedHealth Group, Inc. 3M Libor +0.07% #	1.289	10/15/2020	266,407
74,000	UnitedHealth Group, Inc. 3M Libor +0.26% #	1.001	6/15/2021	73,427
				1,225,982
	PHARMACEUTICALS - 1.6%
799,000	Bristol-Myers Squibb Co., 3M Libor + 0.2% # 144A	1.892	11/16/2020	798,895

	PROPERTY & CASUALTY INSURANCE - 3.1%
1,309,000	Allstate Corp., 3M Libor + 0.43% #	1.805	3/29/2021	1,301,630
275,000	Travelers Cos, Inc.	3.900	11/1/2020	279,337
				1,580,967
	RESTAURANTS - 0.0%
19,000	McDonald's Corp.	2.200	5/26/2020	19,017

	RETAIL - CONSUMER DISCRETIONARY - 3.1%
334,000	Amazon, Inc.	1.900	8/21/2020	335,571
1,258,000	The Home Depot, Inc., 3M Libor + 0.15% #	1.464	6/5/2020	1,258,000
				1,593,571
	SEMICONDUCTORS - 1.2%
625,000	Intel Corp., 3M Libor + 0.08% #	1.811	5/11/2020	625,142

	SOFTWARE & SERVICES - 2.1%
1,063,000	Oracle Corp.	1.900	9/15/2021	1,077,590

	TRANSPORTATION & LOGISTICS - 1.5%
549,000	Penske Truck Leasing Co. LP 144A	3.200	7/15/2020	549,170
217,000	United Parcel Service, inc.	3.125	1/15/2021	220,002
				769,172
	TRAVEL & LODGING - 3.3%
757,000	Marriott International, Inc., 3M Libor + 0.60% #	2.180	12/1/2020	744,340
488,000	Marriott International, Inc., 3M Libor + 0.65% #	1.649	3/8/2021	473,535
495,000	Royal Caribbean Cruises Ltd.	2.650	11/28/2020	450,405
				1,668,280
	UTILITIES - 3.9%
19,000	Consolidated Edison Co. of New York, Inc.	4.450	6/15/2020	19,068
778,000	Duke Energy Florida LLC, 3M Libor + 0.25% #	1.897	11/26/2021	770,260
1,014,000	Pinnacle West Capital Corp.	2.250	11/30/2020	1,015,519
186,000	WEC Energy Group, Inc.	2.450	6/15/2020	186,035
				1,990,882
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	WIRELESS TELECOMMUNICATIONS SERVICES - 4.2%
583,000	AT&T, Inc., 3M Libor + 0.93% #	2.305	6/30/2020	$583,705
700,000	AT&T Inc	2.450	6/30/2020	700,726
872,000	Verizon Communications, Inc. , 3M Libor + 0.55% #	2.233	5/22/2020	872,648
				2,157,079

	TOTAL CORPORATE BONDS (Cost $40,615,953)			40,535,002

	MUNICIPAL BONDS - 10.3%
	GENERAL OBLIGATION - 4.5%
145,000	City of San Antonio TX	6.038	8/1/2040	146,692
425,000	Commonwealth of Virginia	5.000	6/1/2021	443,925
1,230,000	Round Rock Independent School District	5.000	8/1/2020	1,241,697
145,000	State of Georgia	5.000	2/1/2021	149,482
60,000	State of Georgia	5.000	7/1/2021	62,892
140,000	State of Mississippi	5.000	10/1/2027	148,483
95,000	State of Washington	5.250	2/1/2036	98,249
				2,291,420
	REVENUE BONDS - 5.8%
150,000	City of Phoenix Civic Improvement Corp.	1.992	7/1/2020	150,125
120,000	City of Phoenix Civic Improvement Corp.	4.000	7/1/2020	120,636
85,000	County of King WA Sewer Revenue	5.000	1/1/2031	87,441
145,000	County of Sarasota FL	7.016	10/1/2040	148,524
85,000	Energy Northwest	5.000	7/1/2021	89,026
450,000	Indiana Finance Authority	5.000	2/1/2021	464,112
75,000	Montana State Board of Regents	4.718	5/15/2020	75,078
490,000	New York City Water & Sewer System	5.000	6/15/2031	492,440
305,000	New York State Dormitory Authority	5.000	2/15/2021	314,629
730,000	New York State Dormitory Authority ^	0.150	9/1/2039	730,000
195,000	Texas Department of Housing & Community Affairs *^	0.000	5/1/2021	195,002
95,000	Virginia Public School Authority	5.000	8/1/2020	95,929
				2,962,942

	TOTAL MUNICIPAL BONDS (Cost $5,231,774)			5,254,362

	U.S. TREASURY BILL - 0.6%
330,000	United States Treasury Bill *	0.000	10/22/2020	329,835
	TOTAL U.S. TREASURY BILL (Cost $329,777)

	U.S. TREASURY NOTES - 9.6%
1,100,000	United States Treasury Note 3M Libor + 0.14% #	0.264	4/30/2021	1,101,211
3,785,000	United States Treasury Note 3M Libor + 0.22% #	0.345	7/31/2021	3,792,901
	TOTAL U.S. TREASURY NOTES (Cost $4,890,511)			4,894,112

	TOTAL INVESTMENTS - 100.1% (Cost - $51,068,015)			$51,013,311
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(55,240)
	NET ASSETS - 100.0%			$50,958,071

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2020 144A securities amounted to $1,348,065 or 2.7% of net assets.
* Zero Coupon Bonds
^ Adjustable Rate Bond
# Floating Rate Bond - Rate represented is as of April 30, 2020.
3M Libor - A 3-month average of the LIBOR index.
LLC - Limited Liability Company
LP - Limited Partnership.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,535,002	$-	$40,535,002
Municipal Bonds	-	5,254,362	-	5,254,362
U.S. Treasury Bill	-	329,835	-	329,835
U.S. Treasury Notes	-	4,894,112	-	4,894,112
Total	$-	$51,013,311	$-	$51,013,311

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$51,068,015	$84,922	$(139,626)	$(54,704)